Submission	Oct. 16, 2025
Submission [Line Items]
Central Index Key	0000812152
Registrant Name	RIDGEFIELD ACQUISITION CORP
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A